Class A Common Stock Subject to Possible Redemption (Tables)	7 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
BOWX ACQUISITION CORP [Member]
Schedule Of shares Subject To Possible Redemption [Line Items]
Schedule Of Shares Subject To Possible Redemption [Table Text Block]
shares of Class A common stock outstanding, which were all subject to possible redemption and classified outside of permanent equity in the balance sheets.
The Class A common stock subject to possible redemption reflected on the balance sheet is reconciled on the following table:

As of December 31, 2020
Gross proceeds received from Initial Public Offering	$483,000,000
Less:
Offering costs allocated to Class A common stock	(26,169,980)
Plus:
Accretion on Class A common stock to redemption value	26,169,980

Class A common stock subject to possible redemption	$483,000,000

The Class A common stock subject to possible redemption reflected on the condensed consolidated balance sheet is reconciled on the following table:

Gross proceeds received from Initial Public Offering and over-allotment	$483,000,000
Less:
Offering costs allocated to Class A common stock	(26,169,980)
Plus:
Accretion on Class A common stock to redemption value	26,169,980

Class A common stock subject to possible redemption	$483,000,000